Consolidated Statements of Changes In Shareholders’ (Deficit)/Equity		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars)		¥ 7,978	[1]			¥ 808,502,018		¥ (1,590,567,163)		¥ 83,087,979		¥ (698,969,188)
Balance at Mar. 31, 2022		¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		(698,969,188)
Balance (in Shares) at Mar. 31, 2022 | shares	[1]	6,182,788		6,182,788
Accretion to redemption value of convertible redeemable preferred shares								(137,991,697)				(137,991,697)
Net loss								(145,479,105)				(145,479,105)
Conversion of mezzanine equity		¥ 3,007	[1]			1,636,894,077						1,636,897,084
Conversion of mezzanine equity (in Shares) | shares	[1]	2,174,086		2,174,086
Share-based compensation		¥ (20)	[1]			3,505,021						3,505,001
Share-based compensation (in Shares) | shares	[1]	(14,375)		(14,375)
Issuance of common stock		¥ 1,332	[1]			216,376,861						216,378,193
Issuance of common stock (in Shares) | shares	[1]	963,320		963,320
Warrant from business combination						(8,870,007)						(8,870,007)
Additional paid-in capital from business combination						483,066						483,066
Foreign currency translation adjustment										(137,500,062)		(137,500,062)
Balance at Mar. 31, 2023		¥ 12,297	[1]			2,656,891,036		(1,874,037,965)		(54,412,083)		728,453,285
Balance (in Shares) at Mar. 31, 2023 | shares	[1]	9,305,819		9,305,819
Balance (in Dollars)		¥ 12,297	[1]			2,656,891,036		(1,874,037,965)		(54,412,083)		728,453,285
Accretion to redemption value of convertible redeemable preferred shares
Net loss								(433,464,871)				(433,464,871)
Share-based compensation		¥ 270	[1]			9,789,416						9,789,686
Share-based compensation (in Shares) | shares	[1]	190,000		190,000
Issuance of common stock		¥ 13,538	[1]			284,182,462						284,196,000
Issuance of common stock (in Shares) | shares	[1]	9,526,976		9,526,976
Foreign currency translation adjustment										(3,767,798)		(3,767,798)
Balance at Mar. 31, 2024		¥ 26,105	[1]			2,950,862,914		(2,307,502,836)		(58,179,881)		¥ 585,206,302
Balance (in Shares) at Mar. 31, 2024 | shares		19,022,795	[1]	19,022,795	[1]							19,022,795	[2]	19,022,795	[2]
Balance (in Dollars)		¥ 26,105	[1]			2,950,862,914		(2,307,502,836)		(58,179,881)		¥ 585,206,302
Accretion to redemption value of convertible redeemable preferred shares
Net loss								(99,982,451)				(99,982,451)		(13,928,624)
Share-based compensation		¥ 2,498	[1]			13,620,072						13,622,570
Share-based compensation (in Shares) | shares	[1]	1,743,736		1,743,736
Issuance of common stock
Foreign currency translation adjustment										908,210		908,210
Balance at Mar. 31, 2025		¥ 28,603	[1]	$ 3,985	[1]	2,964,482,986	$ 412,984,172	(2,407,485,287)	$ (335,388,438)	(57,271,671)	$ (7,978,556)	¥ 499,754,631		$ 69,621,163
Balance (in Shares) at Mar. 31, 2025 | shares		20,766,531	[1]	20,766,531	[1]							20,766,531	[2]	20,766,531	[2]
Balance (in Dollars)		¥ 28,603	[1]	$ 3,985	[1]	¥ 2,964,482,986	$ 412,984,172	¥ (2,407,485,287)	$ (335,388,438)	¥ (57,271,671)	$ (7,978,556)	¥ 499,754,631		$ 69,621,163

[1]	Gives retroactive effect to the business combination in March 2023. Gives retroactive effect to the Share Consolidation in October 2024.
[2]	Gives retroactive effect to the Share Consolidation in October 2024.